    As filed with the Securities and Exchange Commission on October 8, 1999
                                                 Securities Act File No. 2-91373
                                Investment Company Act of 1940 File No. 811-4038


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /


                     Post-Effective Amendment No. 31 / X /

                                      and
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /

                             Amendment No. 32 / X /


                             St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                 480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (248) 647-9200


                               Francine S. Hayes
                      State Street Bank and Trust Company
                        2 Avenue de Lafayette, 4th Floor
                                Boston, MA 02111

                    (Name and Address of Agent for Service)

                                   Copies to:


                   Terry H. Gardner                                          Jane Kanter, Esq.
               Munder Capital Management                                  Dechert Price & Rhoads
                   480 Pierce Street                                        1775 Eye Street, NW
              Birmingham, Michigan 48009                                  Washington, D.C. 20006


/ X / It is proposed that this filing will become effective upon filing (October 8, 1999) pursuant to paragraph (b) of Rule 485.

                             ST. CLAIR FUNDS, INC.

                             CROSS REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
                Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
               Munder Institutional Short Term Treasury Fund and
                     Munder Institutional Money Market Fund
                                (Class K Shares)

                                     Part A

Item                                                Heading
----                                                -------
1.  Cover Page                                      Cover Page

2.  Synopsis                                        Risk/Return Summary

3.  Condensed Financial Information                 Not Applicable

4.  General Description of Registrant               Cover Page; Risk/Return Summary; More About Munder
                                                    Institutional Funds; Management

5.  Management of Fund                              Management; Distributions; Federal Tax
                                                    Considerations

6.  Capital Stock and Other Securities              Management; Your Investment; Pricing of Fund
                                                    Shares; Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered            Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                        Your Investment

9.  Pending Legal Proceedings                       Not Applicable

                             ST. CLAIR FUNDS, INC.

                             CROSS REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
                Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
               Munder Institutional Short Term Treasury Fund and
                     Munder Institutional Money Market Fund
                                (Class Y Shares)

                                     Part A

Item                                                Heading
----                                                -------
1.  Cover Page                                      Cover Page

2.  Synopsis                                        Risk/Return Summary

3.  Condensed Financial Information                 Financial Highlights

4.  General Description of Registrant               Cover Page; Risk/Return Summary; More About the
                                                    Fund; Management

5.  Management of Fund                              Management; Distributions; Federal Tax
                                                    Considerations

6.  Capital Stock and Other Securities              Management; Your Investment; Pricing of Fund
                                                    Shares; Distributions; Federal Tax Considerations

7.  Purchase of Securities Being Offered            Your Investment; Pricing of Fund Shares

8.  Redemption or Repurchase                        Your Investment

9.  Pending Legal Proceedings                       Not Applicable

                             ST. CLAIR FUNDS, INC.

         Statement of Additional Information for St. Clair Funds, Inc.
                Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
               Munder Institutional Short Term Treasury Fund and
                     Munder Institutional Money Market Fund

                                     Part B

Item                                                Heading
----                                                -------
10.  Cover Page                                     Cover Page

11.  Table of Contents                              Table of Contents

12.  General Information and History                See Prospectus -- "Management"; General; Directors
                                                    and Officers

13.  Investment Objectives and Policies             Fund Investments; Investment Limitations;
                                                    Portfolio Transactions

14.  Management of Fund                             See Prospectus -- "Management"; Directors and
                                                    Officers; Miscellaneous

15.  Control Persons and Principal Holders          Miscellaneous
     of Securities

16.  Investment Advisory and Other Services         Investment Advisory and Other Service Arrangements;
                                                    See Prospectus -- "Management"

17.  Brokerage Allocation and Other Practices       Portfolio Transactions

18.  Capital Stock and Other Securities             Additional Information Concerning Shares

19.  Purchase, Redemption and Pricing of            Additional Purchase and Redemption Information; Net
     Securities Being Offered                       Asset Value; Additional Information Concerning
                                                    Shares

20.  Tax Status                                     Taxes

21.  Underwriters                                   Investment Advisory and Other Service Arrangements

22.  Calculation of Performance Data                Performance Information

23.  Financial Statements                           Financial Statements

                             ST. CLAIR FUNDS, INC.

     The purpose of this Post-Effective Amendment filing to the Company's Registration Statement is (i) to add a new class of shares, specifically Class K Shares for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund; (ii) to rename the existing shares for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund as Class Y Shares; and (iii) to incorporate supplements to prospectuses and statement of additional information.

     The Prospectuses and Statements of Additional Information for the Liquidity Plus Money Market Fund and the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund and Munder Foreign Equity Fund are not included in this filing.

                                                                  CLASS K SHARES









                                                                      Prospectus

                                                   O C T O B E R  8, 1 9 9 9

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                         Institutional S&P 500 Index Equity Fund
                                      Institutional S&P MidCap Index Equity Fund
                                    Institutional S&P SmallCap Index Equity Fund
                                          Institutional Short Term Treasury Fund
                                                 Institutional Money Market Fund









                                        As with all mutual funds, the Securities
                                                and Exchange Commission does not
                                          guarantee that the information in this
                                         prospectus is accurate or complete, nor
                                            has it approved or disapproved these
                                         securities. It is a criminal offense to
                                                                state otherwise.

Table Of Contents

 2   Risk/Return Summary

     Index Funds
 2   Goals and Main Investment Strategies
 2   Principal Risks
 3   Who May Want To Invest
 4   Performance

     Short Term Treasury Fund
 5   Goal and Main Investment Strategies
 5   Principal Risks
 5   Who May Want To Invest
 5   Performance

     Money Market Fund
 6   Goal and Main Investment Strategies
 6   Principal Risks
 6   Who May Want To Invest
 6   Performance

 7   Expenses

 8   More About Munder Institutional Funds

 11  Your Investment
 11  How To Reach The Funds
 11  Purchasing Shares
 11  Redeeming Shares
 11  Additional Policies for Purchases and Redemptions
 12  Service Agents

 13  Pricing of Fund Shares

 13  Distributions

 14  Federal Tax Considerations
 14  Taxes On Distributions
 14  Taxes On Sales
 14  Other Considerations

 15  Management
 15  Investment Advisor
 15  Year 2000

 16  Appendix

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Munder Institutional Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About Munder Institutional Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

SmallCap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Index Funds are subject to the following principal investment risks:

 . The Index Funds will invest in the securities included in the relevant index regardless of market trends. As a result, the Index Funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

 . An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Fund.

 . The share price of each Index Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

 . None of the Index Funds can be certain it will achieve its investment goal.

 . The MidCap Index Equity Fund and SmallCap Index Equity Fund invest in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.


Index Funds

Goals And Main Investment Strategies

S&P 500 Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Midcap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

 Investment Approach

 . The advisor manages the Index
   Funds through a "quantitative"
   or "indexing" investment
   approach, which attempts to
   duplicate the investment
   composition and performance of
   the particular index through
   statistical procedures.

 . The advisor invests in stocks
   that are included in the
   particular index, in
   approximately the same
   proportions as they are
   represented in the index.

 . Because the Index Funds have
   operating expenses and an index
   does not, the Index Funds will
   not be able to match the
   performance of their respective
   index exactly.

 . The advisor attempts to track
   the performance of the
   particular index within a 0.95
   correlation.


Who May Want To Invest

The Index Funds may be appropriate for investors:

 . Looking to invest over the long term and willing to ride out market swings.

 . Willing to accept greater risks than associated with fixed income investments.

 . Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

None of the Index Funds alone provides a balanced investment program.

Performance

The chart and table below give some indication of the variability of the S&P 500 Index Equity Fund's returns by showing calendar year to year changes in the S&P 500 Index Equity Fund's performance and the risk of an investment in the S&P 500 Index Equity Fund by comparing the Fund's performance with a broad measure of market performance. Both the MidCap Index Equity Fund and SmallCap Index Equity Fund do not have a full calendar year of investment returns at the date of this prospectus. For this reason, no performance information for those Funds is provided in this prospectus.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

S&P 500 Index Equity Fund


Total Return*
(per calendar year)

[TABLE APPEARS HERE]

40%   30%   20%   10%   0%

28.22%    1998


                                           Highest and Lowest Return*
                                           (1998)

                                          ------------------

                                              Quarter Ending
                                          ------------------
                          Highest  21.17%  December 31, 1998
                                          ------------------
                          Lowest   -9.94% September 30, 1998




                                           Average Annual Total Returns*
                                           (through December 31, 1998)
                                          ------------------------

                                                    Life of Fund
                                           1 Year (since 10/14/97)
                                          ------------------------
                          S&P 500 Index
                           Equity Fund     28.22%      23.06%
                                          ------------------------
                          S&P 500 Compos-
                           ite Index       28.57%      23.39%

--------
*The annual returns in the bar chart, the highest and lowest return chart and the average annual total return chart are for the Fund's Class Y shares, which are not offered in this prospectus, and do not reflect a shareholder servicing fee. Performance for Class K shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Short Term Treasury Fund

Goal And Main Investment Strategies

The Fund's goal is to provide investors with a high level of current income consistent with the preservation of capital.

The Fund invests in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.

The Fund may also engage in short-term trading and securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise.

 . Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . The share price of the Fund will change daily based on economic and market conditions, interest rates and other factors.

 . The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

 . The Fund cannot be certain it will achieve its investment goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund had not commenced operations as of the date of this Prospectus and, therefore, has no performance information to report.

Money Market Fund

Goal And Main Investment Strategies

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . The rate of income will vary from day to day, depending on short-term interest rates.

 . The Fund may invest more than 25% of its assets in the banking industry.
  Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

 . Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

 . The Fund cannot be certain it will achieve its goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund does not have a full calendar year of investment returns at the date of the Prospectus and, therefore, no performance information has been provided.

Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Munder Institutional Funds. Please note the following does not include fees that institutions may charge for services they provide to you.

Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating
Expenses (expenses that       S&P 500       MidCap      SmallCap   Short Term Money
are paid from Fund assets)  Index Equity Index Equity Index Equity  Treasury  Market
as a % of net assets            Fund         Fund         Fund        Fund     Fund
--------------------------  ------------ ------------ ------------ ---------- ------
Management Fees (1)             .07%         .15%         .15%        .20%     .20%
Other Expenses
  Shareholder Servicing
   Fee                          .25%         .25%         .25%        .25%     .25%
  Other Operating Expenses
   (1)                          .25%         .73%        4.38%        .55%     .18%
                                ----        -----        -----       -----     ----
  Total Other Expenses          .50%         .98%        4.63%        .80%     .43%
                                ----        -----        -----       -----     ----
Total Annual Fund Operat-
 ing
 Expenses (1)                   .57%        1.13%        4.78%       1.00%     .63%
                                ====        =====        =====       =====     ====

--------
(1) The advisor has voluntarily agreed to waive the management fees for the S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund and to reimburse the Funds' operating expenses to keep the Funds' other expenses at specified levels, as set forth below. The advisor may eliminate all or part of the fee waiver and/or expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expenses would be: .00%, .09% and .34%, respectively, for the S&P 500 Index Equity Fund, .00%, .18% and .43%, respectively, for the MidCap Index Equity Fund and .00%, .18% and .43% respectively, for the SmallCap Index Equity Fund. Because of the expense reimbursement, it is estimated that other operating expenses and total annual fund operating expenses for the current fiscal year will be: .03% and .48%, respectively, for the Short Term Treasury Fund and .00% and .45%, respectively, for the Money Market Fund.

Example

This example is intended to help you compare the cost of investing in the Munder Institutional Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
S&P 500 Index Equity Fund.......................  $ 58  $  183  $  319   $  717
MidCap Index Equity Fund........................  $115  $  360  $  624   $1,380
SmallCap Index Equity Fund......................  $481  $1,447  $2,416   $4,855
Short Term Treasury Fund........................  $102  $  319     --       --
Money Market Fund...............................  $ 64  $  202     --       --

More About Munder Institutional Funds
--------------------------------------------------------------------------------

Index Funds

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary-Index Funds. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Equity Securities The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Funds may be listed or unlisted.

Foreign Securities Each Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Futures Contracts Each Fund may, but is not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes. Rather, each Fund will use futures contracts to gain exposure to its index for its cash balances.

Securities Lending Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Managers

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996 -1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

Short Term Treasury Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Short Term Treasury Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

U.S. Treasury Securities Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.

A portion of the U.S. Treasury Securities purchased by the Fund may be zero coupon securities. These are U.S. Treasury notes which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest.

Repurchase Agreements The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Short Term Trading The Fund may engage in active and frequent trading to achieve its investment goal. Frequent trading may increase transaction costs, which could detract from the Fund's performance, and may increase your tax liability.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Manager

Sharon E. Fayolle manages the Fund. Ms. Fayolle has been Vice President and Director of Money Market Trading for the advisor since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

Money Market Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Munder Institutional Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for account information

By mail: The Munder Funds
           480 Pierce Street
           Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain move information concerning the Funds' other classes of shares.

Purchase Price of Shares
Class K shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Method for Purchasing Shares
You may purchase shares through selected banks or other institutions.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at an institution and confirmations of share purchases will be sent to the institution involved.

 . Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Fund's distributor or the transfer agent before the close of
 regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.


Methods for Redeeming Shares
 . You may redeem shares of all Funds through your bank or other financial institution.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

If we receive a redemption order for a Fund (other than the Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for the Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), payment is normally wired the next business day.

Additional Policies for Purchases and Redemption

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . If your purchase order payment for the Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 . If the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of a Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (808)-438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Service Agents

Class K shares of the Funds are sold through institutions that have entered into shareholder servicing agreements with the Funds. These agreements are permitted under the Fund's Shareholder Servicing Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from each Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Class K shares bear all fees paid to institutions under the Shareholder Servicing Plan. payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

In addition, the advisor may, form time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

Index Funds And Short Term Treasury Fund

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

Money Market Fund

The Money Market Fund calculates NAV as of 3:00 p.m. Eastern time and as of the close of the New York Stock Exchange, normally 4:00 p.m., Eastern time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

Shareholders are entitled to their share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

Index Funds

These Funds pay dividends quarterly.

Short Term Treasury Fund

This Fund pays dividends monthly.

Money Market Fund

Dividend distributions are declared daily and paid monthly. If a purchase order is accepted by 3:00 p.m. Eastern time, the investor will receive dividends for that day. If a redemption order is received before 3:00 p.m. Eastern time, the redeeming shareholder will not receive dividends for that day.

All Funds

Shareholders will receive distributions from a Fund in additional shares of that Fund unless they elect to receive distributions in cash.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

Taxes On Distributions

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Money Market Fund and the Short Term Treasury Fund expect that their distributions will consist primarily of ordinary income. The Index Funds expect that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

Taxes On Sales

If a shareholder sells shares of a Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If an investor buys shares of a Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index Funds. World is a wholly-owned subsidiary of MCM. As of June 30, 1999, MCM and its affiliates had approximately $55.1 billion in assets under management, of which $30.2 billion were invested in equity securities, $9.4 billion were invested in money market or other short-term instruments, $9.0 billion were invested in other fixed income securities, and $6.5 billion in non-discretionary assets. As of June 30, 1999, World had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

The advisors provide overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

World is entitled to receive an annual fee equal to 0.07% of the average daily net assets of the S&P 500 Index Equity Fund, and 0.15% of the average daily net assets of the MidCap Index Equity Fund and SmallCap Index Equity Fund. MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Short Term Treasury Fund and 0.20% of the average daily net assets of the Money Market Fund.

The advisors may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisors may make such payments out of their own resources and there are no additional costs to the Funds or their shareholders.

Year 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's Indexes

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400" and "400", are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 or the S&P MidCap 400 to track general stock market performance. S&P's only relationship to the Munder Institutional Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Funds, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For More Information


More information about The Munder Institutional Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Index Funds' investments is available in the Index Funds' annual and semi-annual reports to shareholders. In Index Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement of Additional Information

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

SEC file number: 811-4038
PROINSTK1099

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.


To Obtain Information:

By telephone
Call 1-800-438-5789

By mail Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public
Reference Room in Washington, DC (phone
1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference
Section, Washington, DC 2054-6009.

                                                                  CLASS Y SHARES









                                                                      Prospectus


                                                      O C T O B E R  8 , 1 9 9 9

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                         Institutional S&P 500 Index Equity Fund
                                      Institutional S&P MidCap Index Equity Fund
                                    Institutional S&P SmallCap Index Equity Fund
                                          Institutional Short Term Treasury Fund
                                                 Institutional Money Market Fund









                                        As with all mutual funds, the Securities
                                                and Exchange Commission does not
                                          guarantee that the information in this
                                         prospectus is accurate or complete, nor
                                            has it approved or disapproved these
                                         securities. It is a criminal offense to
                                                                state otherwise.

Table Of Contents

 2   Risk/Return Summary

     Index Funds
 2   Goals and Main Investment Strategies
 2   Principal Risks
 3   Who May Want To Invest
 4   Performance

     Short Term Treasury Fund
 5   Goal and Main Investment Strategies
 5   Principal Risks
 5   Who May Want To Invest
 5   Performance

     Money Market Fund
 6   Goal and Main Investment Strategies
 6   Principal Risks
 6   Who May Want To Invest
 6   Performance

 7   Expenses

 8   More About Munder Institutional Funds

 11  Your Investment
 11  How To Reach The Funds
 11  Purchasing Shares
 11  Redeeming Shares
 11  Additional Policies for Purchases and Sales

 13  Pricing of Fund Shares

 13  Distributions

 14  Federal Tax Considerations
 14  Taxes On Distributions
 14  Taxes On Sales
 14  Other Considerations

 15  Management
 15  Investment Advisor
 15  Year 2000

 16  Financial Highlights

 18  Appendix

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Munder Institutional Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About Munder Institutional Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

SmallCap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Index Funds are subject to the following principal investment risks:

 . The Index Funds will invest in the securities included in the relevant index regardless of market trends. As a result, the Index Funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

 . An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Fund.

 . The share price of each Index Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

 . None of the Index Funds can be certain it will achieve its investment goal.

 . The MidCap Index Equity Fund and SmallCap Index Equity Fund invest in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.

Index Funds

Goals And Main Investment Strategies

S&P 500 Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Midcap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

 Investment Approach

 . The advisor manages the Index
   Funds through a "quantitative"
   or "indexing" investment
   approach, which attempts to
   duplicate the investment
   composition and performance of
   the particular index through
   statistical procedures.

 . The advisor invests in stocks
   that are included in the
   particular index, in
   approximately the same
   proportions as they are
   represented in the index.

 . Because the Index Funds have
   operating expenses and an index
   does not, the Index Funds will
   not be able to match the
   performance of their respective
   index exactly.

 . The advisor attempts to track
   the performance of the
   particular index within a 0.95
   correlation.


Who May Want To Invest

The Index Funds may be appropriate for investors:

 . Looking to invest over the long term and willing to ride out market swings.

 . Willing to accept greater risks than those associated with fixed income investments.

 . Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

None of the Index Funds alone provides a balanced investment program.

Performance

The chart and table below give some indication of the variability of the S&P 500 Index Equity Fund's returns by showing calendar year to year changes in the S&P 500 Index Equity Fund's performance and the risk of an investment in the S&P 500 Index Equity Fund by comparing the Fund's performance with a broad measure of market performance. Both the MidCap Index Equity Fund and SmallCap Index Equity Fund do not have a full calendar year of investment returns at the date of this prospectus. For this reason, no performance information for those Funds is provided in this prospectus.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

S&P 500 Index Equity Fund

Total Return
(per calendar year)

[TABLE APPEARS HERE]

40%   30%   20%   10%   0%

28.22%    1998

                                           Highest and Lowest Return
                                           (1998)

                                          ------------------
                                              Quarter Ending
                                          ------------------
                          Highest  21.17%  December 31, 1998
                                          ------------------
                          Lowest   -9.94% September 30, 1998


                                           Average Annual Total Returns
                                           (through December 31, 1998)

                                          ------------------------
                                                    Life of Fund
                                           1 Year (since 10/14/97)
                                          ------------------------
                          S&P 500 Index
                           Equity Fund     28.22%      23.06%
                                          ------------------------
                          S&P 500 Compos-
                           ite Index       28.57%      23.39%

Short Term Treasury Fund

Goal And Main Investment Strategies

The Fund's goal is to provide investors with a high level of current income consistent with the preservation of capital.

The Fund invests in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.

The Fund may also engage in short-term trading and securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise.

 . Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . The share price of the Fund will change daily based on economic and market conditions, interest rates and other factors.

 . The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

 . The Fund cannot be certain it will achieve its investment goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund had not commenced operations as of the date of this Prospectus and, therefore, has no performance information to report.

Money Market Fund

Goal And Main Investment Strategies

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . The rate of income will vary from day to day, depending on short-term interest rates.

 . The Fund may invest more than 25% of its assets in the banking industry.
  Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

 . Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

 . The Fund cannot be certain it will achieve its goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund does not have a full calendar year of investment returns at the date of the Prospectus and, therefore, no performance information has been provided.

Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Munder Institutional Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating
Expenses (expenses that
are paid from Fund         S&P 500       MidCap      SmallCap   Short Term Money
assets) as a % of net    Index Equity Index Equity Index Equity  Treasury  Market
assets                       Fund         Fund         Fund        Fund     Fund
-----------------------  ------------ ------------ ------------ ---------- ------
Management Fees(1)......     .07%         .15%        0.15%        .20%     .20%
Other Expenses(1).......     .25%         .73%        4.38%        .55%     .18%
                             ---          ---         -----        ---      ---
Total Annual Fund Oper-
 ating Expenses(1)......     .32%         .88%        4.53%        .75%     .38%
                             ===          ===         =====        ===      ===

--------

(1) The advisor has voluntarily agreed to waive the management fees for the S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund and to reimburse the Funds' operating expenses to keep the Funds' other expenses at specified levels, as set forth below. The advisor may eliminate all or part of the fee waiver and/or expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expense for the last fiscal year were: .00%, .09% and .09%, respectively, for the S&P 500 Index Equity Fund, .00%, .18% and .18%, respectively, for the MidCap Index Equity Fund and .00%, .18% and .18%, respectively, for the SmallCap Index Equity Fund. Because of the expense reimbursement, it is estimated that other operating expenses and total annual fund operating expenses for the current fiscal year will be: .03% and .23%, respectively, for the Short Term Treasury Fund and .00% and .20%, respectively, for the Money Market Fund.

Example

This example is intended to help you compare the cost of investing in the Munder Institutional Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
S&P 500 Index Equity Fund.......................  $ 33  $  103  $  180   $  408
MidCap Index Equity Fund........................  $ 90  $  281  $  489   $1,089
SmallCap Index Equity Fund......................  $457  $1,376  $2,303   $4,658
Short Term Treasury Fund........................  $ 77  $  240     --       --
Money Market Fund...............................  $ 39  $  122     --       --

More About Munder Institutional Funds
--------------------------------------------------------------------------------

Index Funds

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary-Index Funds. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Equity Securities The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Funds may be listed or unlisted.

Foreign Securities Each Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Futures Contracts Each Fund may, but is not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes. Rather, each Fund will use futures contracts to gain exposure to its index for its cash balances.

Securities Lending Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Managers

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996-1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

Short Term Treasury Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Short Term Treasury Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

U.S. Treasury Securities Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the

U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.

A portion of the U.S. Treasury Securities purchased by the Fund may be zero coupon securities. These are U.S. Treasury notes which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest.

Repurchase Agreements The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Short Term Trading The Fund may engage in active and frequent trading to achieve its investment goal. Frequent trading may increase transaction costs, which could detract from the Fund's performance, and may increase your tax liability.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Manager

Sharon E. Fayolle manages the Fund. Ms. Fayolle has been Vice President and Director of Money Market Trading for the advisor since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

Money Market Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Munder Institutional Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for account information

By mail: The Munder Funds
           480 Pierce Street
           Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions

 . high net worth individuals

 . institutional investors (including: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of their clients).

How To Purchase Shares
The minimum initial investment for each fund is as follows:

  . S&P 500 Index Equity
    Fund                     $ 3,000,000
----------------------------------------
  . MidCap Index Equity
    Fund and SmallCap Index
    Equity Fund                   $1,000
----------------------------------------
  . Short Term Treasury
    Fund and Money Market
    Fund                     $10,000,000


There is no minimum for additional investments.

Shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received.

Investors may purchase shares directly through the distributor or the transfer agent or through arrangements with institutions. Purchase orders must be received by the distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Investors may pay for shares in federal funds or other funds that are immediately available to the Funds' sub-custodian by no later than 4:00 p.m. (Eastern time) on the next business day following receipt of the purchase order. Institutions acting on an investor's behalf are responsible for transmitting orders and funds by the deadline. If you purchase shares through an institution, the institution may charge for its services.

Redeeming Shares

How To Redeem Shares
Redemption requests are effected at the NAV next determined after the transfer agent receives the order.

Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

The transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases And Sales

 . All orders to purchase shares are subject to acceptance by the Funds.

 . At any time, the Funds may change any of its order acceptance practices, and may suspend the sale of its shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit Fund expenses, we do not issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets.

 . If accepted by the Fund, investors may purchase shares of a Fund with securities they own. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call 1-800-438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . As long as the Funds take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the distributor nor the transfer agent will be held responsible for unauthorized transactions.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

Index Funds And Short Term Treasury Fund

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

Money Market Fund

The Money Market Fund calculates NAV as of 3:00 p.m. Eastern time and as of the close of the New York Stock Exchange, normally 4:00 p.m., Eastern time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

Shareholders are entitled to their share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

Index Funds

These Funds pay dividends quarterly.

Short Term Treasury Fund

This Fund pays dividends monthly.

Money Market Fund

Dividend distributions are declared daily and paid monthly. If a purchase order is accepted by 3:00 p.m. Eastern time, the investor will receive dividends for that day. If a redemption order is received before 3:00 p.m. Eastern time, the redeeming shareholder will not receive dividends for that day.

All Funds

Shareholders will receive distributions from a Fund in additional shares of that Fund unless they elect to receive distributions in cash.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

Taxes On Distributions

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Money Market Fund and the Short Term Treasury Fund expect that their distributions will consist primarily of ordinary income. The Index Funds expect that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

Taxes On Sales

If a shareholder sells shares of a Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If an investor buys shares of a Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index Funds. World is a wholly-owned subsidiary of MCM. As of June 30, 1999, MCM and its affiliates had approximately $55.1 billion in assets under management, of which $30.2 were invested in equity securities, $9.4 billion were invested in money market or other short-term instruments, $9.0 billion were invested in other fixed income securities, and $6.5 billion in non-discretionary assets. As of June 30, 1999, World had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

The advisors provide overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1998, the S&P 500 Index Equity Fund paid the advisor a fee equal to 0.00% of its average daily net assets. Because the advisor agreed to reimburse certain of the Fund's expenses, the payment was less than the Fund's contractual advisory fee of 0.07% of its average daily net assets. The advisor may discontinue or change its voluntary reimbursement at any time. The advisors are entitled to receive an annual fee equal to 0.15% of the average daily net assets of the MidCap Index Equity Fund and SmallCap Index Equity Fund,0.20% of the average daily net assets of the Short Term Treasury Fund and 0.20% of the average daily net assets of the Money Market Fund.

The advisors may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisors may make such payments out of their own resources and there are no additional costs to the Funds or their shareholders.

Year 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Money Market Fund commenced operations on January 4, 1999. As of the date of this Prospectus, the Short Term Treasury Fund has not commenced operations. The information has been audited by Ernst & Young LLP, whose report along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                     MidCap
                                                                      Index
                                               S&P 500 Index         Equity
                                              Equity Fund (a)       Fund (a)
                                             -------------------    ---------
                                               Year     Period       Period
                                              Ended      Ended        Ended
                                             12/31/98  12/31/97     12/31/98
                                             --------  ---------    ---------
Net asset value, beginning of period........ $ 10.00    $ 10.00      $ 10.00
                                             -------    -------      -------
Income from investment operations:
Net investment income.......................    0.17       0.04         0.11
Net realized and unrealized gain on invest-
 ments......................................    2.63       0.00(d)      1.34
                                             -------    -------      -------
Total from investment operations............    2.80       0.04         1.45
                                             -------    -------      -------
Less distributions:
Distributions from net investment income....   (0.17)     (0.04)       (0.11)
                                             -------    -------      -------
Distributions from net realized gains.......   (0.14)        --        (0.26)
                                             -------    -------      -------
Total distributions.........................   (0.31)     (0.04)       (0.37)
                                             -------    -------      -------
Net asset value, end of period.............. $ 12.49    $ 10.00      $ 11.08
                                             =======    =======      =======
Total return (b)............................   28.22%      0.39%       15.04%
                                             =======    =======      =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)........ $69,032    $63,999      $10,853
Ratio of operating expenses to average net
 assets.....................................    0.09%      0.09%(c)     0.18%(c)
Ratio of net investment income to average
 net assets.................................    1.44%      1.76%(c)     1.20%(c)
Ratio of operating expenses to average net
 assets
 without expenses reimbursed................    0.32%      0.61%(c)     0.88%(c)
Portfolio turnover..........................       6%         0%          37%

--------
(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period, because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                                                        SmallCap Index
                                                          Equity Fund
                                                    --------------------------
                                                       Year          Period
                                                       Ended          Ended
                                                    12/31/98(b)    12/31/97(a)
                                                    -----------    -----------
Net asset value, beginning of period...............   $10.23         $10.00
                                                      ------         ------
Income from investment operations:
Net investment income..............................     0.02           0.04
Net realized and unrealized gain on investments....     0.84           0.26
                                                      ------         ------
Total from investment operations...................     0.86           0.30
                                                      ------         ------
Less distributions:
Distributions from net investment income...........      --           (0.04)
Distributions from net realized gains..............    (0.04)         (0.03)
                                                      ------         ------
Total distributions................................    (0.04)         (0.07)
                                                      ------         ------
Net asset value, end of period.....................   $11.05 (d)     $10.23
                                                      ======         ======
Total return (c)...................................     8.41 %         3.00 %
                                                      ======         ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............   $  --          $2,559
Ratio of operating expenses to average net assets..     0.18 (c)       0.18 %(e)
Ratio of net investment income to average net as-
 sets..............................................     0.52 (e)       0.80 (f)
Ratio of operating expenses to average net assets
 without expenses reimbursed.......................     4.53 %(e)      3.88 (f)
Portfolio turnover.................................       17 %            8 %

--------

(a) The Munder Institutional SmallCap Index Equity Fund commenced operations on August 7, 1997.

(b) The Munder Institutional SmallCap Index Equity Fund ceased investment operations on May 18, 1998.

(c) Total return represents aggregate total return for the period indicated.

(d) Reflects the net asset value on May 18, 1998.

(e) Annualized based on the activity of the Fund through May 18, 1998.

(f) Annualized.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's Indexes

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400" and "400", are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 or the S&P MidCap 400 to track general stock market performance. S&P's only relationship to the Munder Institutional Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Funds, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For More Information


More information about The Munder Institutional Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Index Funds' investments is available in the Index Funds' annual and semi-annual reports to shareholders. In the Index Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement of Additional Information

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

SEC file number: 811-4038
PROINSTY1099
Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.


To Obtain Information:

By telephone
Call 1-800-438-5789

By mail Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public
Reference Room in Washington, DC (phone
1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference
Section, Washington, DC 2054-6009.

                 MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
               MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
              MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

     St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, five of which are discussed in this Statement of Additional Information: Munder Institutional S&P 500 Index Equity Fund ("S&P 500 Index Equity Fund"), Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Equity Fund"), Munder Institutional S&P SmallCap Index Equity Fund ("SmallCap Index Equity Fund"), (together, the "Index Funds"), Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund") and Munder Institutional Money Market Fund ("Money Market Fund") (collectively with the Index Funds, the "Funds"). The Funds' investment advisor is Munder Capital Management.

     This Statement of Additional Information provided supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated October 8, 1999. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated October 8, 1999.


An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                                   TABLE OF CONTENTS

                                                      Page

General.............................................     3
Fund Investments....................................     3
Risk Factors and Special Considerations.............    15
Investment Limitations..............................    16
Temporary Defensive Position........................    20
Directors and Officers..............................    20
Investment Advisory and Other Service Arrangements..    23
Portfolio Transactions..............................    27
Additional Purchase and Redemption Information......    28
Net Asset Value.....................................    30
Performance Information.............................    30
Taxes...............................................    32
Additional Information Concerning Shares............    36
Miscellaneous.......................................    37
Registration Statement..............................    39
Financial Statements................................    39
Appendix A..........................................    A-1
Appendix B..........................................    B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

     The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

     Each of the Funds is a diversified mutual fund. The investment advisor of the Short Term Treasury Fund and Money Market Fund is Munder Capital Management (the "Advisor"). The investment advisor of the Index Funds is World Asset Management ("World"). The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). MCM was founded in April 1985 as a Delaware corporation and was a registered investment advisor. WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated, which owns or controls approximately 88% of the partnership interests in the Advisor. World is a wholly owned subsidiary of the Advisor.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                               FUND INVESTMENTS

     The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.

     Asset-Backed Securities. Subject to applicable credit criteria, the Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Money Market Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. When the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

     Bank Obligations. The Funds (other than the Short Term Treasury Fund) may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Money Market Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Fund) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

     Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a

U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Funds (other than Short Term Treasury Fund) will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

     Borrowing. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

     Commercial Paper. Investments by a Fund (other than the Short Term Treasury Fund and Money Market Fund) in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). Investments by the Money Market Fund will consist of issuers having at the time, a quality rating within the two highest rating categories of an NRSRO. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     Convertible Preferred Stock. Each Index Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or a rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

     Depositary Receipts. The Index Funds may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are issued by European financial institutions. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

     Foreign Securities. Each Index Fund may invest up to 25% of its assets in foreign securities and the Money Market Fund may invest its assets in U.S. dollar-denominated securities of foreign issuers. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

     World endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. World will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Index Funds are authorized, but are not required, to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When World anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be designated on the records of the Fund except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities in the account, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     Illiquid Securities. Each Fund (other than the Money Market Fund and the Short Term Treasury Fund) may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. The Money Market Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     The Funds (other than the Short Term Treasury Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor or World will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies. The Index Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

     As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor or World has determined are creditworthy under guidelines established by the Board of Directors.

     Options. The Index Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B of this Statement of Additional Information ("SAI").

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Index Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Index Funds may write options in connection with buy-and-write transactions; that is, the Index Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its sub-custodian. The Index Funds may write call options that are not covered for cross-hedging purposes. Each of the Index Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Index Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Index Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Index Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

     The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Sub-Custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. Each Index Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction or to the restriction that each Fund's investment in warrants or rights may not exceed 5% of its net assets at the time of purchase.

     Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts. The Index Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If World expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Index Funds may purchase and write call and put options on stock index futures contracts. Each Index Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Index Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock index futures, stock index options and options on stock index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Stripped Securities. The Money Market Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Money Market Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.


     U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Short Term Treasury Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

     Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Short Term Treasury Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Short Term Treasury Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

     U.S. Treasury Inflation-Protection Securities. The Short Term Treasury Fund may purchase securities issued by the U.S. Government, which includes U.S. Treasury inflation-protection securities. The Fund does not expect to invest more than 5% of its total assets in such inflation-protection securities.

     Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

     The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of security will not be less than the original par amount of the security at issuance.

     The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of reference Consumer Price Index ("CPI") applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

     Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

     Any revision the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system ("TRADES") and TREASURY DIRECT system through which an individual investor can make a noncompetitive bid on U.S. Treasury securities. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

     Variable and Floating Rate Securities. The Funds (other than Short Term Treasury Fund) may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The Funds (other than the Short Term Treasury Fund) may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

     The absence of an active secondary market could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

     Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the relevant Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor or World expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors, the Advisor or World, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index Funds are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund's respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     An Index Fund does not expect to hold, at any particular time, all of the stocks included in the corresponding index. World believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain each Index Fund's investment portfolio so that it reasonably tracks the performance of its corresponding index. World will compare the industry sector diversification of the stocks an Index Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant corresponding index. This comparison is made because World believes that, unless an Index Fund holds all stocks included in its corresponding index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the corresponding index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the corresponding index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in an Index Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the corresponding index. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the corresponding index.

     If an issuer drops in ranking, or is eliminated entirely from an Index Fund's corresponding index, World may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index. However, although World does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis, the Advisor will monitor each Index Fund's investment with a view towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

     The Index Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

                            INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

     Each Fund may not:

     1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities. However, as an operating policy the Money Market Fund intends to adhere to the 5% limitation (with respect to the Fund's investment in the outstanding securities of any one issuer) with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

     2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or, with respect to the Money Market Fund, obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks);

          (ii) there is no limit on investments in issuers domiciled in a single country; (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8.   Make investments for the purpose of exercising control of management;

     9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

     10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

     Although not a matter of fundamental policy, the Funds consider securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

     Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:

     1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

     2. Invest in other investment companies except as permitted under the 1940 Act; or

     3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% (10% for the Money Market Fund) because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

     The following chart summarizes the Funds' investments and investment practices as described above. All percentages are based on a Fund's total assets except where otherwise noted.

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              Investments and                   S&P 500         MidCap Index       SmallCap         Short Term       Money Market
           Investment Practices               Index Equity      Equity Fund      Index Equity      Treasury Fund         Fund
                                                  Fund                               Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities                           N                 N                N                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Bank Obligations                                 25%               25%              25%                 N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Borrowing(1)                                      Y                 Y                Y                  Y                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Convertible Preferred Stock                       Y                 Y                N                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
 Corporate Obligations:
    .  Commercial paper........................    Y                 Y                Y                  N                Y
    .  Corporate bonds.........................    Y                 Y                Y                  N                Y
    .  Notes...................................    Y                 Y                Y                  N                Y
    .  Other short-term obligations............    Y                 Y                Y                  N                Y
    .  Variable Master Demand Notes............    Y                 Y                Y                  N                Y
    .  Debentures..............................    Y                 Y                Y                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Depositary Receipts                               Y                 Y                Y                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                               25%               25%              25%                 N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Forward Foreign Currency Exchange Contracts       Y                 Y                Y                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
 Guaranteed Investment Contracts                   N                 N                N                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                              15%               15%              15%                 N               10%
-----------------------------------------------------------------------------------------------------------------------------------
 Investment Company Securities                     Y                 Y                Y                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Lending Securities                               25%               25%              25%                 25%             25%
-----------------------------------------------------------------------------------------------------------------------------------
 Options                                           Y                 Y                Y                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                             Y                 Y                Y                  Y                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                     Y                 Y                Y                  Y                Y
-----------------------------------------------------------------------------------------------------------------------------------
 Rights and Warrants                               Y                 Y                Y                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
 Stock Index Futures, Options on Stock             Y                 Y                Y                  N                N
 Indices and Options on Stock Index
 Futures (2)
-----------------------------------------------------------------------------------------------------------------------------------
 Stripped Securities:
    .  Participations in trusts that hold U.S.
       Treasury and agency securities..........    N                 N                N                  N                Y
    .  U.S. Treasury-issued receipts...........    N                 N                N                  Y                Y
    .  Non-U.S. Treasury receipts..............    N                 N                N                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations:
    .  Issued or guaranteed by U.S.
       Government..............................    Y                 Y                Y                  Y                Y
    .  Issued or guaranteed by U.S. Government
       agencies and instrumentalities..........    Y                 Y                Y                  N                Y
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

              Investments and                  S&P 500        MidCap Index      SmallCap         Short Term      Money Market
           Investment Practices              Index Equity     Equity Fund     Index Equity     Treasury Fund         Fund
                                                 Fund                             Fund
-----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Inflation-Protection               N                N               N                 Y                 N
 Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Variable and Floating Rate Securities            Y                Y               Y                 N                 Y
-----------------------------------------------------------------------------------------------------------------------------------
 When-Issued Purchases and Forward                Y                Y               Y                 Y                 Y
 Commitments
-----------------------------------------------------------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1) The limitation on borrowing is 5% of a Fund's assets for temporary purposes.
(2) The limitation on margin and premiums for futures and related options is 5% of a Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:


                                                                           Principal Occupation
Name, Address and Age                Positions with Company +              During Past Five Years
---------------------                ------------------------              ----------------------
Charles W. Elliott                   Director and Chairman of the Board    Senior Advisor to the President,
1024 Essex Circle                    of Directors                          Western Michigan University (since
Kalamazoo, MI 49008                                                        July 1995); Executive Vice President,
Age: 67                                                                    Administration & Chief Financial
                                                                           Officer, Kellogg Company (January 1987
                                                                           through June 1995).  Board of
                                                                           Directors, Steelcase Financial
                                                                           Corporation; Board of Directors,
                                                                           Enesco Group.

John Rakolta, Jr.                    Director and Vice Chairman of the     Chairman and Chief Executive Officer,
1876 Rathmor                         Board of Directors                    Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                 (construction company).
Age: 52

Thomas B. Bender                     Director                              Partner, Financial & Investment
7 Wood Ridge Road                                                          Management Group.
Glen Arbor, MI 49636
Age: 66

David J. Brophy                      Director                              Professor, University of Michigan.
1025 Martin Place                                                          Director, River Place Financial
Ann Arbor, MI 48104                                                        Corporation.
Age: 63

Dr. Joseph E. Champagne              Director                              Dean, University Center, Macomb
319 East Snell Road                                                        College (since September 1997);
Rochester, MI 48306                                                        Corporate and Executive Consultant
Age: 61                                                                    (since September 1993); Chancellor,
                                                                           Lamar University (September 1994 to
                                                                           September 1995); Chairman of Board of
                                                                           Directors, Ross Controls of Troy,
                                                                           Michigan.


Thomas D. Eckert                     Director                              President and Chief Executive Officer,
10726 Falls Pointe Drive                                                   Capital Automotive REIT (real estate
Great Falls, VA 22066                                                      investment trust specializing in
Age: 51                                                                    retail automotive properties) (since
                                                                           November 1997); President,
                                                                           Mid-Atlantic Region of Pulte Home
                                                                           Corporation (developer of residential
                                                                           land and construction of housing
                                                                           units) (1983 to 1997); Director,
                                                                           Celotex Corporation (building products
                                                                           manufacturer).

Lee P. Munder*                       Director and President                Chairman of the Advisor (since
1029 N. Ocean Blvd.                                                        February 1998); Chief Executive
Palm Beach, FL 33480                                                       Officer of the Advisor (1995 to 1998);
Age: 54                                                                    Chief Executive Officer, World Asset
                                                                           Management (January 1995 to December
                                                                           1997); Chief Executive Officer, Old
                                                                           MCM (predecessor of Advisor) (since
                                                                           February 1985); Director, LPM
                                                                           Investment Services, Inc. ("LPM");
                                                                           Director, Capital Automotive REIT.

Terry H. Gardner                     Vice President, Chief Financial       Vice President and Chief Financial
480 Pierce Street                    Officer, Treasurer                    Officer of the Advisor (since 1993),
Suite 300                            and Secretary                         Vice President and Chief Financial
Birmingham, MI 48009                                                       Officer, Old MCM (since 1993);
Age: 38                                                                    Secretary, LPM (since June 1993).

Paul Tobias                          Vice President                        Chief Executive Officer of the Advisor
480 Pierce Street                                                          (since February 1998); Chief Operating
Suite 300                                                                  Officer of the Advisor (April 1995 to
Birmingham, MI 48009                                                       February 1998); Executive Vice
Age: 48                                                                    President of the Advisor (April 1995
                                                                           to February 1998); Executive Vice
                                                                           President, Comerica, Inc. (October
                                                                           1990 to April 1995).

Gerald Seizert                       Vice President                        Chief Investment Officer/Equities of
480 Pierce Street                                                          the Advisor (since April 1995); Chief
Suite 300                                                                  Executive Officer of the Advisor
Birmingham, MI 48009                                                       (February 1998-August 1999); Executive
Age: 47                                                                    Vice President of the Advisor (April
                                                                           1995 to February 1998); Managing
                                                                           Director (1991 to 1995), Director
                                                                           (1992 to 1995), and Vice President
                                                                           (1984 to 1991) of Loomis, Sayles and
                                                                           Company, L.P. (investment counselor).


Elyse G. Essick                      Vice President                        Vice President and Director of
480 Pierce Street                                                          Communications and Client Services of
Suite 300                                                                  the Advisor (since January 1995).
Birmingham, MI 48009
Age: 41

James C. Robinson                    Vice President                        Executive Vice President and Chief
480 Pierce Street                                                          Investment Officer/Fixed Income of the
Suite 300                                                                  Advisor (since January 1995).
Birmingham, MI 48009
Age: 38

Leonard J. Barr                      Vice President                        Vice President and Director of Core
480 Pierce Street                                                          Equity Research of the Advisor (since
Suite 300                                                                  January 1995 ); Director and Senior
Birmingham, MI 48009                                                       Vice President, Old MCM (since 1988);
Age: 55                                                                    Director of LPM (since June 1993).

Ann F. Putallaz                      Vice President                        Vice President and Director of
480 Pierce Street                                                          Retirement Services Group of the
Suite 300                                                                  Advisor (since January 1995).
Birmingham, MI 48009
Age: 54

Therese Hogan                        Assistant Secretary                   Director, State Regulation Department,
101 Federal Street                                                         First Data Investor Services Group
Boston, MA 02110                                                           (since June 1994).
Age: 37

Libby Wilson                         Assistant Secretary                   Director of Mutual Funds Operations of
480 Pierce Street                                                          the Advisor (since July 1999); Global
Suite 300                                                                  Portfolio Client Associate of Invesco
Birmingham, MI 48009                                                       Global Asset Management (investment
Age: 30                                                                    advisor) (March 1999 to July 1999);
                                                                           Mutual Funds Operations Manager of the
                                                                           Advisor (May 1996 to March 1999);
                                                                           Mutual Funds Operations Administrator
                                                                           of the Advisor (March 1993 to May
                                                                           1996).

Mary Ann Shumaker                    Assistant Secretary                   Associate General Counsel of the
480 Pierce Street                                                          Advisor (since July 1997); and
Suite 300                                                                  Counsel, Miro Weiner & Kramer  (law
Birmingham, MI 48009                                                       firm) (1991 to 1997).
Age: 34

----------------

+ Individual holds same position with The Munder Funds Trust (the "Trust"),
  Munder Framlington Funds Trust ("Framlington") and St. Clair Funds, Inc. ("St. Clair") each a registered investment company.
* "Interested person" of the Company, as defined in the 1940 Act.

     Directors who are not interested persons of the Company and St. Clair, and Trustees who are not interested persons of the Trust and Framlington, receive an aggregate fee from the Company, the Trust, St. Clair and Framlington for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 and a fee of $3,000 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by the Company, the Trust, Munder and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1998.

                             Charles W. Elliot    John Rakolta, Jr.     Thomas B.      David J.      Dr. Joseph E.     Thomas D.
                                 Chairman,         Vice Chairman,        Bender         Brophy         Champagne        Eckert
                                Trustee and          Trustee and       Trustee and    Trustee and     Trustee and     Trustee and
                                 Director             Director          Director       Director        Director        Director
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
  from Munder                     $ 7,909              $ 7,909           $ 7,909        $ 7,400         $ 7,909         $ 7,909
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
  from the Trust                  $28,709              $28,709           $28,709        $26,807         $28,709         $28,709
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
  from Framlington Trust          $   637              $   637           $   637        $   598         $   637         $   637
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
  from the Company                $   745              $   745           $   745        $   695         $   745         $   745
---------------------------------------------------------------------------------------------------------------------------------
Pension Retirement
  Benefits Accrued as
  Part of Fund Expenses              None                 None              None           None            None            None
---------------------------------------------------------------------------------------------------------------------------------
Estimated Annual
 Benefits upon Retirement            None                 None              None           None            None            None
---------------------------------------------------------------------------------------------------------------------------------
Total from the Fund
  Complex                         $38,000              $38,000           $38,000        $35,500         $38,000         $38,000
---------------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of September 27, 1999, the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Fund.

              INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisors. The Advisor of the Money Market Fund and Short Term Treasury Fund is Munder Capital Management, a Delaware general partnership. The investment advisor of the Index Funds is World Asset Management. The general partners of the Advisor are WAM, WAM II, MCM and Munder Group, LLC. WAM and WAM II are wholly owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly owned subsidiary of Comerica Incorporated, a publicly held bank holding company. World is a wholly owned subsidiary of the Advisor.

     The Investment Advisory Agreement between the Advisor or World and the Company with respect to the Funds (the "Advisory Agreement") were approved by the Company's Board of Directors and by the shareholders. Under the terms of the Advisory Agreement, the Advisor or World furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor or World, subject to review by the Company's Board of Directors.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor or World. The Advisor or World may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee from the Funds, computed daily and payable monthly on a separate Fund-by-Fund basis, .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

     For the advisory services provided and expenses assumed with regard to the Funds, World has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .07% of the average daily net assets of the S&P 500 Index Equity Fund and .15% of the average daily net assets of the MidCap Index Equity Fund.

     For the period from commencement of operations on October 14, 1997 for S&P 500 Index Equity Fund through December 31, 1997, the Advisor received fees in the amounts of $7,005 for the S&P 500 Index Equity Fund. For the period from commencement of operations through December 31, 1997, the Advisor voluntarily reimbursed expenses in the amounts of $53,427 for the S&P 500 Index Equity Fund.

     For the fiscal year ended December 31, 1998 (and for the period from commencement of operations on February 12, 1997 through December 31, 1998 for the MidCap Index Fund), the Advisor received fees in the amounts of $0 for the S&P 500 Index Equity Fund, and $0 for the MidCap Index Equity Fund. For the fiscal year ended December 31, 1998 (and for the period from commencement of operations through December 31, 1998 for the MidCap Index Equity Fund), the Advisor voluntarily waived fees and reimbursed expenses in the amounts of $43,466 and $99,879, respectively for the S&P 500 Index Equity Fund, and $12,831 and $47, 646, respectively for the MidCap Index Equity Fund.

     Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares). The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Shareholder Servicing Arrangements - Class K Shares. As stated in the Funds' Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with St. Clair to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than 0.25% (on an annualized basis) of the average daily net assets of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from St. Clair (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding St. Clair's arrangements with institutions; and (x) providing such other similar services as St. Clair may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to St. Clair's agreements with such institutions, the Board of Directors will review, at least quarterly, a written report of the amounts expended under St. Clair's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Board of Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Directors have approved the arrangements with institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with St. Clair for shareholder services for their customers.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

     The Advisor and the Custodian believe they may perform the services for St. Clair contemplated by their respective agreements with each of them without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of St. Clair might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

     It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Funds, St. Clair might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.

     Administration Agreement. State Street Bank and Trust Company ("State Street" or the "Administrator") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

     For the period from commencement of operations on October 14, 1997 for S&P 500 Index Equity Fund through December 31, 1997, the administration fees of State Street accrued were $841.

     For the period from commencement of operations on August 7, 1997 through December 31, 1997 for the SmallCap Index Equity Fund, the administration fees of State Street accrued were $87.

     For the fiscal year ended December 31, 1998 (and for the period from commencement of operations on February 12, 1997 through December 31, 1998 for the MidCap Index Equity Fund), the administration fees of State Street accrued as follows: S&P 500 Index Equity Fund $7,340, MidCap Index Equity Fund $1,010 and SmallCap Index Equity Fund $121.

     Custodian. State Street serves as the custodian (the "Custodian") to the Fund pursuant to a custodian agreement (the "Custodian Contract") between State Street and the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Custodian Contract, State Street (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of the Fund,
(iii) accepts receipts and makes disbursements of money on behalf of the Fund,
(iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.

     Transfer and Dividend Disbursing Agent. First Data Investor Services Group, Inc. ("Investor Services Group" or the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Fund pursuant to the transfer agency agreement with the Company, under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian, and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

     The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the

Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The table below shows information on brokerage commissions paid by the S&P 500 Index Equity Fund for the period of commencement of operations on October 14, 1997 through December 31, 1997 and by the SmallCap Index Equity Fund for the period of commencement of operations on August 7, 1997 through December 31, 1997.

                                                      % of Brokerage               $ Amount of Transactions
                              $ Amount Brokerage      Commission Representing      Involving Research
                              Commission              Research Services            Services
                              -------------------------------------------------------------------------------
S&P 500 Index Equity Fund     $9,081                  0%                            $0
SmallCap Index Equity         $1,241                  0%                            $0

     The table below shows information on brokerage commissions paid by the S&P 500 Index Equity Fund and the SmallCap Index Equity Fund for the fiscal year ended December 31, 1998 and by the MidCap Index Equity Fund from commencement of operations on February 12, 1998 through December 31, 1998.

                                                      % of Brokerage            $ Amount of Transactions
                              $ Amount Brokerage      Commission Representing   Involving Research
                              Commission              Research Services         Services
                              -------------------------------------------------------------------------------
S&P 500 Index Equity Fund     $6,395.12               0%                        $0
MidCap Index Equity Fund      $5,062.15               0%                        $0
SmallCap Index Equity         $       0               0%                        $0

     Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Funds are concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Funds will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Company is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and to state the value of such holding. As of December 31, 1998, the S&P 500 Index Equity Fund held securities of Chase Securities valued at $394,762, J.P. Morgan & Co., Inc. valued at $126,075, Lehman Brothers Holdings, Inc. valued at $39,656, Merrill Lynch & Co., Inc. valued at $153,525, Morgan Stanley & Co. valued at $291,100, Bear Stearns Securities valued at $29,900 and Schwab Corporation valued at $151,706 and the MidCap Index Equity Fund held securities of PaineWebber Group, Inc. valued at $54,075 and Edwards (A.G.), Inc. valued at $37,250. As of December 31, 1998, the SmallCap Index Equity Fund held no such securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Other Redemption Information. The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when:
(a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed, other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Funds may also suspend or postpone the recording of the transfer of its Shares.

     In addition, the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Funds' books to the transfer of, its Shares where the relevant investor or investors have not furnished the Funds with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Funds may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Funds; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

     Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

     The net asset value per share of each Fund (except the Money Market Fund) for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., Eastern time) on each Business Day. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Fund, the Company values the Fund's portfolio securities according to the amortized cost method of valuation. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security.

     In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                            PERFORMANCE INFORMATION

     From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield of the Money Market Fund

     The Money Market Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Yield of the Short Term Treasury Fund

     The Short Term Treasury Fund's 30-day SEC yield (or one month) standard yield is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

                         YIELD = 2 [( a-b + 1)/6/ - 1]
                                     ----
                                      cd

Where:  a =  dividends and interest earned by a Fund during the period;

        b = expenses accrued for the period (net of expense reimbursements and waivers);

        c = average daily number of shares outstanding during the period entitled to receive dividends;

        d =  maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Average Annual Total Return

     A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

            P (1 + T)/n/ = ERV
     Where:
            P    =  hypothetical initial payment of $1,000;

            T    =  average annual total return;

            n    =  number of years and portion of a year

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

Aggregate Total Return

     A Fund that advertises its "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 (ERV)   - 1
                                 -----
  Aggregate Total Return  =   P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Based on the foregoing calculation, the average annual total return figures for the S&P 500 Index Equity Fund for the 12 month period ended December 31, 1998 was 28.22% and for the period from commencement of operations on October 14, 1997 through December 31, 1998 was 23.06%. The average annual total return figures for the SmallCap Index Equity Fund for the 12 month period ended December 31, 1998 was 8.41% and for the period from commencement of operations through December 31, 1998 was 11.66%.

     Based on the foregoing calculation, the aggregate total return for the MidCap Index Equity Fund for the period from commencement of operations on February 14, 1998 through December 31, 1998 was 15.04%.

     All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. For example, the Money Market Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                     TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

     General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Certain debt instruments acquired by a Fund may include an "original issue discount" or a "market discount." As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

     Distributions of net investment income received by a Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue
Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

     Each Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options and futures contracts.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     The foregoing general discussion of Federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund. The shares of each Fund (other than the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund and Liquidity Plus Money Market Fund) are offered in two separate classes: Class K and Class Y Shares.

     Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and SAI, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

     The Board of St. Clair has adopted plans pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plans") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other funds, if any (voting together without regard to class).

                                 MISCELLANEOUS

     Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.

     Control Persons and Principal Holders of Securities. As of September 27, 1999 the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:

Name of Fund              Name and Address         Shares Outstanding
------------              ----------------         -------------------
S&P 500 Index              Calhoun & Co.                  100%
Equity Fund,               c/o Comerica Bank
MidCap Index               Attn:  Vicky Froehlich
Equity Fund and            P.O. Box 75000
Money Market Fund          Detroit, MI 48275-3455

SmallCap Index Equity      Funds Distributor, Inc.         100%
Fund                       60 State Street
                           Suite 1300
                           Boston, MA 02109


     Shareholder Approvals. As used in this SAI and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

     Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

     The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                            REGISTRATION STATEMENT

     This SAI and the Funds' Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                             FINANCIAL STATEMENTS

     The financial statements of the S&P 500 Index Equity Fund and the MidCap Index Equity Fund of the Company including the notes thereto, dated December 31, 1998 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Company dated as of December 31, 1998. The financial statements of the SmallCap Index Equity Fund of the Company including the notes thereto, dated December 31, 1998 have been audited by Ernst & Young and are attached herein. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through December 31, 1998, appearing in the Class Y Shares Prospectus dated October 8, 1999 has been derived from the financial statements audited by Ernst & Young LLP. The unaudited financial statements of the S&P 500 Index Equity Fund, MidCap Index Equity Fund and Money Market Fund are incorporated by reference into this SAI from the Semi-Annual Report of the Company dated as of June 30, 1999.

Munder Institutional S&P SmallCap Index Equity Fund
     Statement of Operations, Year Ended December 31, 1998 (a)

----------------------------------------------------------------------------


INVESTMENT INCOME:
Dividend income...................................................  $  7,195
                                                                    --------
     Total investment income......................................     7,195
                                                                    --------

EXPENSES:
Custodian fees....................................................    36,166
Amortization of organization costs................................     3,141
Legal and audit fees..............................................     2,086
Investment advisory fee...........................................     1,528
Registration and filing fees......................................       767
Administration fee................................................       145
Directors' fees and expenses......................................        17
Other.............................................................     2,432
                                                                    --------
     Total Expenses...............................................    46,282
Expenses reimbursed by investment advisor.........................   (44,440)
                                                                    --------
     Total Expenses...............................................     1,842
                                                                    --------
NET INVESTMENT INCOME.............................................     5,353
                                                                    --------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain from security transactions......................   257,496
Net change in unrealized appreciation/depreciation of securities..   (48,690)
                                                                    --------
Net realized and unrealized gain on investments...................   208,806
                                                                    --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................................  $214,159
                                                                    ========

---------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998.



                       See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
    Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------


                                                                          Year          Period
                                                                          Ended         Ended
                                                                       12/31/98(b)    12/31/97(a)
                                                                     --------------  ------------

Net investment income...............................................  $     5,353     $    8,312
Net realized gain on investments from security transactions.........      257,496         18,468
Net change in unrealized appreciation/(depreciation) of securities..      (48,690)        48,690
                                                                      -----------     ----------
Net increase in net assets resulting from operations................      214,159         75,470

Distributions to shareholders from net investment income............           --         (8,800)
Distributions to shareholders from net realized gains...............      (10,132)        (8,000)
Net increase/(decrease) in net assets from Fund share transactions..   (2,762,707)     2,500,010
                                                                      -----------     ----------
Net increase in net assets..........................................   (2,558,680)     2,558,680
NET ASSETS:
Beginning of year...................................................    2,558,680             --
                                                                      -----------     ----------

End of year.........................................................  $        --     $2,588,680
                                                                      ===========     ==========

Undistributed net investment income.................................  $        --     $      771
                                                                      ===========     ==========

----------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.
(b) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998.



                       See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
      Financial Highlights, For a Share Outstanding Throughout Each Period

--------------------------------------------------------------------------------

                                                            Year              Period
                                                            Ended             Ended
                                                            12/31/98(b)       12/31/97(a)
                                                            -----------       -----------
Net asset value, beginning of period..................      $     10.23       $     10.00
                                                            -----------       -----------
Income from investment operations:
Net investment income.................................             0.02              0.04
Net realized and unrealized gain on investments.......             0.84              0.26
                                                            -----------       -----------
Total from investment operations......................             0.86              0.30
                                                            -----------       -----------
Less distributions:
Distributions from net investment income..............               --             (0.04)
Distributions from net realized gains.................            (0.04)            (0.03)
                                                            -----------       -----------
Total distributions...................................            (0.04)            (0.07)
                                                            -----------       -----------
Net asset value, end of period........................      $     11.05(d)    $     10.23
                                                            ===========       ===========
Total return (c)......................................             8.41%             3.00%
                                                            ===========       ===========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..................      $        --       $     2,559
Ratio of operating expenses to average net assets.....             0.18%(e)          0.18%(f)
Ratio of net investment income to average net assets..             0.52%(e)          0.80%(f)
Ratio of operating expenses to average net assets
  without expenses reimbursed.........................             4.53%(e)          3.88%(f)
Portfolio turnover....................................               17%                8%

---------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.
(b) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998.
(c)  Total return represents aggregate total return for the period indicated.
(d)  Reflects the net asset value on May 18, 1998.
(e)  Annualized based on the activity of the Fund through May 18, 1998.
(f)  Annualized.

                      See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
    Notes to Financial Statements, December 31, 1998

----------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

  The Munder Institutional S&P SmallCap Index Equity Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on August 7, 1997 and ceased investment operations on May 18, 1998. As of May 18, 1998, there were no assets in the Fund, thus no Statement of Assets and Liabilities is presented.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements:

  Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by Munder Capital Management (the "Advisor"), and under certain circumstances by a pricing committee, under the guidelines approved by supervision of the Board of Directors.

  Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

  Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

  Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

  Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.  Investment Advisor, Custodian and Other Related Party Transactions

  For its advisory services, the Advisor is entitled to receive a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.15% of the value of its average daily net assets.

  The Advisor voluntarily waived fees of $1,528 and reimbursed certain expenses of $42,912, payable by the Fund, for the year ended December 31, 1998.

     Effective July 2, 1998 Comerica Bank ("Comerica") increased its ownership in the Advisor whereby it now owns approximately 88% of the Advisor. Comerica provides certain shareholder services to the Fund. As compensation for the shareholder services provided to the Fund, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $102 for its shareholder services to the Fund for the year ended December 31, 1998.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $30,000 annual retainer, for services in such capacity plus $2,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   Securities Transactions

     For the year ended December 31,1998, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $399,344 and $3,142,024 respectively.

4.   Common Stock

     Changes in common stock were as follows:


                                           Year Ended                    Period Ended
                                            12/31/98                       12/31/97
                                  ----------------------------     -------------------------
                                   Shares            Amount        Shares           Amount
                                  --------         -----------     -------        ----------
Sold.........................           --                  --     250,001        $2,500,010
Redeemed.....................     (250,001)        $(2,762,707)         --                --
                                  --------         -----------     -------        ----------
Net increase/(decrease)......     (250,001)        $(2,762,707)    250,001        $2,500,010
                                  ========         ===========     =======        ==========

               Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors of
Munder Institutional S&P SmallCap Index Equity Fund


We have audited the accompanying statement of operations of Munder Institutional S&P SmallCap Index Equity Fund, one of the portfolios constituting St. Clair Funds, Inc. for the year ended December 31, 1998, the statements of changes in net assets and the financial highlights for the year ended December 31, 1998 and for the period from August 7, 1997 to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of the Munder Institutional S&P SmallCap Index Equity Fund of St. Clair Funds, Inc., for the year ended December 31, 1998, and the changes in its net assets and the financial highlights for the year ended December 31, 1998 and the period from August 7, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP
                                                 ---------------------
                                                 Ernst & Young, LLP

Boston, Massachusetts
October 6, 1999

                                   APPENDIX A
                                   ----------

- Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Board of Directors.

                                   APPENDIX B

     The Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts
    -----------------------

     General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

          ANTICIPATORY PURCHASE HEDGE:  Buy the Future
          Hedge Objective:  Protect Against Increasing Price


Portfolio                                                     Futures
---------                                                     -------
                                                              -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities                Buying 1 Index Futures at 125
                                                              Value of Futures = $62,500/Contract

                                                              -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000              Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                           Value of Futures = $65,000/Contract
                                                              Gain on Futures = $2,500

                         HEDGING A STOCK PORTFOLIO:  Sell the Future
                         Hedge Objective:  Protect Against Declining
                         Value of the Portfolio
                         Factors:

                         Value of Stock Portfolio = $1,000,000
                         Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

Portfolio                                                     Futures
---------                                                     -------
                                                              -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities            Sell 16 Index Futures at 125
                                                              Value of Futures = $1,000,000

                                                              -Day Hedge is Lifted-
Equity Securities - Own Stock                                 Buy 16 Index Futures at 120
     with Value = $960,000                                    Value of Futures = $960,000
Loss in Portfolio Value = $40,000                             Gain on Futures = $40,000

II.  Margin Payments
     ---------------

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts
      ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor or World. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor or World. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurrs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

IV.  Options on Futures Contracts
     ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters
    -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                               OTHER INFORMATION

Item 23.  Exhibits
          --------

     (a) (1) Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (2) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (3) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (4) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (5) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (6) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (7) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (8) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (9) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (10) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (11) Articles Supplementary to Registrant's Articles of Incorporation with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (12) Certificate of Correction with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (13) Articles Supplementary to Registrant's Articles of Incorporation with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

          (14) Articles Supplementary to Registrant's Articles of Incorporation with respect to Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1999.

          (15) Articles Supplementary dated October 1, 1999 to Registrant's Articles of Incorporation with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund are filed herein.

     (b) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are filed herein.

     (c)  Not Applicable.

     (d) Investment Advisory Agreement among Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund, Munder Aggregate Bond Index Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

     (e) (1) Distribution Agreement among Registrant and Funds Distributor Inc. with respect to the Liquidity Plus Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (2) Distribution Agreement among Registrant and Funds Distributor, Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (3) Form of Distribution Agreement among Registrant and Huntleigh Fund Distributors, Inc. with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

     (f)  Not Applicable.

     (g) Custodian Agreement dated May 4, 1999 between Registrant and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (h) (1) Administration Agreement among Registrant and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (2) Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity

               Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is filed herein.

          (3) Notice to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on
               Form N-1A filed with the Commission on April 30, 1999.

          (4) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (5) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (6) Amendment to Transfer Agency and Registrar Agreement among Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (7) Form of Participation Agreement among Registrant, Kemper Investors Life Insurance Company and Huntleigh Fund Distributors, Inc. with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

          (8) Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (i) (1) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

          (2) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity

               Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (3) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (j)  (1)  Powers of Attorney dated September 30, 1999 are filed herein.

          (2)  Consent of Ernst & Young LLP is filed herein.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m) (1) Service and Distribution Plan of the Liquidity Plus Money Market Fund is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 1, 1999.

          (2) Service Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 14, 1998.

          (3) Service Plan with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (n)  Not Applicable.

     (o) MultiClass Plan with respect to the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

Item 24.  Persons Controlled by or under Common Control with Registrant.
          --------------------------------------------------------------
          Not Applicable.

Item 25.  Indemnification
          ---------------

          Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-Laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------
          Munder Capital Management

          Name                              Position with Advisor
          Old MCM, Inc.                     Partner
          Munder Group LLC                  Partner
          WAM Holdings, Inc.                Partner
          WAM Holdings II, Inc.             Partner
          Lee P. Munder                     Chairman
          Leonard J. Barr, II               Senior Vice President and Director of Research
          Clark Durant                      Vice President and Director of The Private Management Group
          Terry H. Gardner                  Vice President and Chief Financial Officer
          Elyse G. Essick                   Vice President and Director of Communications and Client
                                            Services
          Sharon E. Fayolle                 Vice President and Director of Money Market Trading
          Otto G. Hinzmann                  Vice President and Director of Equity Portfolio Management
          Anne K. Kennedy                   Vice President and Director of Corporate Bond Trading
          Richard R. Mullaney               Senior Vice President of The Private Management Group
          Ann F. Putallaz                   Vice President and Director of Retirement Services Group
          Peter G. Root                     Vice President and Director of Government Securities Trading
          James C. Robinson                 Executive Vice President and Chief Investment Officer/Fixed
                                            Income
          Gerald L. Seizert                 Chief Investment Officer-Equities
          Paul D. Tobias                    Chief Executive Officer

     For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

          World Asset Management

          Name                         Position with Advisor
          Terry H. Gardner             Chief Financial Officer
          Todd B. Johnson              President, Chief Investment Officer and Chief
                                       Executive Officer
          Robert J. Kay                Director, Client Services
          Theodore D. Miller           Director, International Investments
          Kenneth A. Schluchter, III   Director, Domestic Investments

     For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

Item 27.  Principal Underwriters.
          -----------------------

     (a) With respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund: Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies:

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          CDC MPT Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Global Funds, Inc.
          Dresdner RCM Investment Funds Inc.
          JP Morgan Institutional Funds
          JP Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          Kobrick Investment Trust
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Fund, Inc.

          SoGen Funds, Inc.
          SoGen Variable Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          TD Waterhouse Trust
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          With respect to the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund:
          Huntleigh Fund Distributors, Inc., ("Huntleigh"), located at 222 South Central Avenue, Suite 300, St. Louis, Missouri 63141. Huntleigh does not act as principal underwriter to any other investment company other than the Registrant.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

          Director, President and Chief Executive Officer            -Marie E. Connolly
          Executive Vice President                                   -George A. Rio
          Executive Vice President                                   -Donald R. Roberson
          Executive Vice President                                   -William S. Nichols
          Senior Vice President                                      -Michael S. Petrucelli
          Senior Vice President, General Counsel, Chief              -Margaret W. Chambers
          Compliance Officer, Secretary and Clerk
          Director, Senior Vice President, Treasurer and Chief       -Joseph F. Tower, III
          Financial Officer
          Senior Vice President                                      -Paula R. David
          Senior Vice President                                      -Gary S. MacDonald
          Senior Vice President                                      -Judith K. Benson
          Chairman and Director                                      -William J. Nutt

          The information required by this Item 27(b) with respect to each director, officer or partner of Huntleigh is incorporated by reference to Schedule A of Form BD filed by Huntleigh with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934. (SEC File No. 2-21442).

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (2) First Data Investor Services Group, Inc., 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian);

          (4) Huntleigh Fund Distributors, Inc., 222 South Central Avenue, Suite 300, St. Louis, Missouri 63105 (records relating to its function as distributor of the Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund);

          (5) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor); and

Item 29.  Management Services
          -------------------
          None.

Item 30.  Undertakings
          ------------
          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 32 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 8th day of October, 1999.


ST. CLAIR FUNDS, INC.

By:  *
     ------------------------
     Lee P. Munder, President

* By:  /s/ Francine S. Hayes
     -----------------------
     Francine S. Hayes
     as Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                              Title                        Date
----------------------         ------------------------         ---------------


*                              Director                         October 8, 1999
--------------------
Lee P. Munder

*                              Director                         October 8, 1999
--------------------
Charles W. Elliott

*                              Director                         October 8, 1999
--------------------
Joseph E. Champagne

*                              Director                         October 8, 1999
--------------------
Thomas B. Bender

*                              Director                         October 8, 1999
--------------------
Thomas D. Eckert

*                              Director                         October 8, 1999
--------------------
John Rakolta, Jr.

*                              Director                         October 8, 1999
--------------------
David J. Brophy

*                              Vice President,                  October 8, 1999
--------------------           Treasurer, Secretary and
Terry H. Gardner               Chief Financial Officer



*By: /s/ Francine S. Hayes
     ---------------------
     Francine S. Hayes
     as Attorney-in-Fact
     Terry H. Gardner



                                 EXHIBIT INDEX

Exhibit No.    Description
-------------  -----------
99(a)(15)      Articles Supplementary with respect to Munder Institutional S&P
               Index Equity Fund, Munder Institutional MidCap Index Equity Fund,
               Munder Institutional SmallCap Index Equity Fund, Munder
               Institutional Short Term Treasury Fund and Munder Institutional
               Money Market Fund.

99(b)          By-Laws.

99(g)          Custodian Agreement.

99(j)(1)       Powers of Attorney.

99(j)(2)       Consent of Ernst & Young LLP.

99(m)(3)       Service Plan with respect to to Munder Institutional S&P Index
               Equity Fund, Munder Institutional MidCap Index Equity Fund,
               Munder Institutional SmallCap Index Equity Fund, Munder
               Institutional Short Term Treasury Fund and Munder Institutional
               Money Market Fund.

99(o)          MultiClass Plan with respect to the Munder Institutional S&P 500
               Index Equity Fund, Munder Institutional S&P MidCap Index Equity
               Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
               Institutional Short Term Treasury Fund and Munder Institutional
               Money Market Fund.
